CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income (loss)	$ 19,944	$ 12,212	$ 41,630	$ 28,401
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,268	5,263	10,536	10,526
Equity in losses (earnings) of joint ventures	(5,111)	(1,551)	(14,481)	(6,360)
Changes in accrued interest income on advances to joint ventures	(63)	1,398	(134)	2,595
Amortization of deferred debt issuance cost and fair value of debt assumed	176	210	363	423
Amortization in revenue for above market contract	905	906	1,800	1,801
Changes in accrued interest expense	(982)	93	(522)	(96)
Net currency exchange losses (gains)	201	787	141	921
Unrealized loss (gain) on derivative instruments	(544)	(247)	(1,175)	(910)
Non-cash revenue: tax paid directly by charterer	(214)	(432)	(412)	(432)
Non-cash income tax expense: tax paid directly by charterer	214	432	412	432
Deferred tax expense and provision for tax uncertainty	1,426	924	2,931	1,978
Issuance of units for Board of Directors' fee	160	189	160	189
Other adjustments	114	151	162	308
Changes in working capital:
Trade receivables	2,089	182	3,156	(185)
Inventory	9	17	19	31
Prepaid expenses and other receivables	(492)	690	(1,104)	1
Trade payables	(218)	(625)	250	(874)
Amounts due to owners and affiliates	(2,222)	(2,437)	(807)	(1,313)
Value added and withholding tax liability	961	652	1,714	1,909
Accrued liabilities and other payables	(974)	(558)	(4,667)	(746)
Net cash provided by (used in) operating activities	20,647	18,256	39,972	38,599
INVESTING ACTIVITIES
Expenditure for purchase of Höegh Grace entities	0	(407)	0	(92,175)
Cash acquired in the purchase of the Höegh Grace entities	0	0	0	3,793
Decrease (increase) in restricted cash designated for purchase of the Höegh Grace entities	0	0	0	91,768
Expenditure for vessel and other equipment	0	(8)	0	(14)
Receipts from repayment of principal on direct financing lease	943	861	1,863	1,704
Net cash provided by (used in) investing activities	943	446	1,863	5,076
FINANCING ACTIVITIES
Proceeds from loans and promissory notes due to owners and affiliates	0	10,100	5,400	11,700
Repayment of long-term debt	(11,364)	(11,364)	(22,729)	(22,729)
Repayment of amounts due to owners and affiliates	(11,500)	0	(11,500)	0
Repayment of customer loan for funding of value added liability on import	(1,194)	0	(2,459)	(1,258)
Net proceeds from issuance of common units	104	0	2,882	0
Cash distributions to limited partners and preferred unitholders	(17,737)	(14,438)	(35,930)	(28,155)
Cash distributions to non-controlling interest	0	(3,920)	0	(3,920)
Proceeds from indemnifications received from Hoegh LNG	0	605	0	1,009
Net cash provided by (used in) financing activities	(30,010)	(19,017)	(44,720)	(43,353)
Increase (decrease) in cash, cash equivalents and restricted cash	(8,420)	(315)	(2,885)	322
Effect of exchange rate changes on cash and cash equivalents	(54)	0	(54)	0
Cash, cash equivalents and restricted cash, beginning of period	48,816	41,761	43,281	41,124
Cash, cash equivalents and restricted cash, end of period	40,342	41,446	40,342	41,446
Series A Preferred Stock [Member]
FINANCING ACTIVITIES
Net proceeds from issuance of 8.75% Series A Preferred Units	$ 11,681	$ 0	$ 19,616	$ 0